WARRANTS (Details) - ITHAX ACQUISITION CORP.	3 Months Ended		12 Months Ended
	Mar. 31, 2022 D $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2021 D $ / shares shares
Class of Warrant or Right [Line Items]
Shares subject to forfeiture | shares	787,500		787,500
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	15 days		15 days
Period of time within which registration statement is expected to become effective	60 days		60 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants And Rights Outstanding In Number | shares	337,500	0	337,500
Restrictions on transfer period of time after business combination completion	30 days		30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants And Rights Outstanding In Number | shares	12,075,000	0	12,075,000
Warrant exercise period condition one	30 days		30 days
Public Warrants expiration term	5 years		5 years
Share Price Trigger Used To Measure Dilution Of Warrant | $ / shares	$ 9.20		$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60		60
Trading period after business combination used to measure dilution of warrant	20		20
Warrant exercise price adjustment multiple	115		115
Warrant redemption price adjustment multiple	180		180
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price | $ / shares	$ 18.00		$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Threshold trading days for redemption of public warrants	20		20
Threshold consecutive trading days for redemption of public warrants	30		30
Threshold number of business days before sending notice of redemption to warrant holders	3		3
Redemption period	30 days		30 days